Acquisitions (Tables)	12 Months Ended
Mar. 31, 2016
Business Combinations [Abstract]
Components of Purchase Price Allocation

The following table summarizes the allocation of the CRS Purchase Price to assets acquired and liabilities assumed as of the acquisition date:

Purchase price allocation at acquisition date (in thousands)	As of November 14, 2014
Cash and cash equivalents	$219
Accounts Receivable	14,640
Inventories	9,627
Prepaid and Other Assets	753
Property and Equipment	197,238
Intangible Assets	56,200
Indemnity under Sales Agreement	14,810
Accounts Payable	(8,428)
Obligations under Long-term Sales Agreements	(28,131)
Asset Retirement Obligation	(4,112)
Deferred Taxes	(16,765)
Total Net Assets	236,051
Goodwill	—
Total Estimated Purchase Price	$236,051

Summary of Fair Value Estimates of Identifiable Intangible Assets and Weighted-Average Useful Lives

The following table is a summary of the fair value estimates of the identifiable intangible assets (in thousands) and their weighted-average useful lives:

	Weighted Average Life	Estimated Fair Value
Customer Relationships	4	56,000
Permits	40	200
Total Intangible Assets		$56,200

Net Sales and Operating Loss of CRS Proppants

The following table presents the net sales and operating loss of CRS Proppants that has been included in our consolidated statement of earnings from November 14, 2014 through the end of the fiscal year:

	For the Fiscal Year Ended March 31,
	2016	2015
	(dollars in thousands)
Revenues	$44,365	$28,035
Operating Loss	$41,137	$5,002

Unaudited Pro Forma Results

	For the Fiscal Year Ended March 31,
	2015	2014
	(dollars in thousands)
Revenues	$1,124,755	$961,006
Net Income	$188,715	$107,764
Earnings per share – basis	$3.80	$2.20
Earnings per share - diluted	$3.75	$2.16